Label	Element	Value
NEOS Enhanced Income Credit Select ETF | Xtrackers USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	32.30%
NEOS Enhanced Income Credit Select ETF | iShares Broad USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	32.00%
NEOS Enhanced Income Credit Select ETF | State Street SPDR Portfolio High Yield Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	31.30%
NEOS Enhanced Income Credit Select ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.60%
NEOS Enhanced Income Credit Select ETF | Northern US Government Money Market Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%
NEOS Enhanced Income Credit Select ETF | S&P 500 Index Purchased/Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%	[1]

[1]
*	Represents less than 0.05%.